NET OPERATING REVENUE	12 Months Ended
Dec. 31, 2019
NET OPERATING REVENUE
NET OPERATING REVENUE

NOTE 36 - NET OPERATING REVENUE

	12/31/2019	12/31/2018	12/31/2017
		(Revised)
OPERATING INCOME
Generation
Power supply for distribution companies	15,870,784	13,268,869	15,932,406
Power supply for end consumers	2,282,200	2,319,857	2,554,279
Short-Term Electric Power	1,353,218	1,296,526	1,006,114
Revenue from operation and maintenance of renewed concessions	3,549,019	2,708,451	2,198,347
Revenue from construction of renewed plants	49,353	34,295	52,836
Financial effect of Itaipu	269,432	511,079	626,135
	23,374,006	20,139,077	22,370,117
Transmission
Revenue from operation and maintenance	4,156,349	4,083,956	3,319,935
Construction revenue	521,348	678,408	917,447
Contractual revenue - Transmission	793,239	643,208	1,139,816
Return on investment - RBSE	4,072,993	4,462,260	4,922,827
	9,543,929	9,867,832	10,300,025
Other revenues	768,764	869,183	1,041,317
	33,686,699	30,876,092	33,711,459

(-) Deductions from operating revenue

(-) ICMS	(926,475)	(431,850)	(358,127)
(-) PASEP and COFINS	(3,253,511)	(3,079,004)	(2,520,542)
(-) Sector charges	(1,771,906)	(1,583,049)	(1,382,248)
(-) Other deductions (including ISS)	(9,280)	(9,884)	(9,210)
	(5,961,172)	(5,103,787)	(4,270,127)

Net operating revenue	27,725,527	25,772,305	29,441,332